UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-NT

                             Form 13F-NT COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001
                                               --------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             NL Capital Management, Inc.
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Address:          One National Life Drive
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                  Montpelier, VT  05604
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Form 13F File Number:    28-02697-03

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joyce B. LaRosa
Title:   Assistant Controller
Phone:   802-229-7433


Signature, Place, and Date of Signing:

    /s/ Joyce B. LaRosa                Montpelier, VT         August 14, 2001
    ----------------------------    -----------------------  ------------------
    [Signature]                     [City, State]            [Date]

Report Type       (Check only one.):

[   ]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)